OTHER NON-CURRENT ASSETS AND LIABILITIES (Details) - 12 months ended Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
Other Non-current assets:
Long term deposits related to leased warehouses and office space			¥ 3,376
Total Other Non-current Assets		$ 491	3,376
Other Non-current Liabilities:
ADR Reimbursement			8,135
Total Other Non-current Liabilities:		1,183	8,135
Other income	¥ 663
Other non-current liabilities		$ 1,183	8,135
Other current liabilities			¥ 2,200